FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143
                                  ----------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Smaller Companies Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Statement of Investments ..................................................   3
Notes to Statement of Investments .........................................   7

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                         INDUSTRY                        SHARES         VALUE
                                                     ----------------------------------------------   -----------   ------------
       COMMON STOCKS 98.5%
       AUSTRALIA 7.0%
       Billabong International Ltd. ..............          Textiles, Apparel & Luxury Goods              369,406   $  2,563,415
       Downer EDI Ltd. ...........................           Commercial Services & Supplies             3,860,999     10,565,380
       Emeco Holdings Ltd. .......................          Trading Companies & Distributors           17,495,152      5,898,399
(a)    Iluka Resources Ltd. ......................                  Metals & Mining                     4,230,980     12,187,169
       Pacific Brands Ltd. .......................                    Distributors                      9,506,660      4,605,416
       PaperlinX Ltd. ............................              Paper & Forest Products                10,456,146      7,118,921
                                                                                                                    ------------
                                                                                                                      42,938,700
                                                                                                                    ------------
       BAHAMAS 2.3%
(a)    Steiner Leisure Ltd. ......................           Diversified Consumer Services                592,860     14,341,283
                                                                                                                    ------------
       BELGIUM 1.1%
       Barco NV ..................................   Electronic Equipment, Instruments & Components       274,576      6,542,343
                                                                                                                    ------------
       CANADA 6.0%
(a)    ATS Automation Tooling Systems Inc. .......                     Machinery                          885,180      3,451,915
       Biovail Corp. .............................                  Pharmaceuticals                     1,330,900     11,392,332
       Canaccord Capital Inc. ....................                  Capital Markets                     1,926,100      6,280,083
       Dorel Industries Inc., B ..................                 Household Durables                     362,300      7,166,857
(a)    GSI Group Inc. ............................   Electronic Equipment, Instruments & Components     1,071,820      1,146,847
(a)    MDS Inc. ..................................           Life Sciences Tools & Services               970,300      6,806,231
(a)    Mega Brands Inc. ..........................            Leisure Equipment & Products                772,900        425,220
                                                                                                                    ------------
                                                                                                                      36,669,485
                                                                                                                    ------------
       CHINA 4.7%
(a)    AAC Acoustic Technologies Holdings Inc. ...             Communications Equipment                 9,478,000      2,959,257
(a)    Bio-Treat Technology Ltd. .................           Commercial Services & Supplies            20,490,417        677,011
       China Pharmaceutical Group Ltd. ...........                  Pharmaceuticals                    16,118,000      4,283,799
       People's Food Holdings Ltd. ...............                   Food Products                     29,293,000     12,001,361
       Sinotrans Ltd., H .........................              Air Freight & Logistics                52,743,000      7,145,042
       Weiqiao Textile Co. Ltd., H ...............          Textiles, Apparel & Luxury Goods            9,651,000      2,203,922
                                                                                                                    ------------
                                                                                                                      29,270,392
                                                                                                                    ------------
       FINLAND 2.0%
       Amer Sports OYJ ...........................            Leisure Equipment & Products                778,180      5,436,015
(a)    Elcoteq SE, A .............................              Communications Equipment                  756,951      1,297,895
       Huhtamaki OYJ .............................               Containers & Packaging                   863,810      5,825,734
                                                                                                                    ------------
                                                                                                                      12,559,644
                                                                                                                    ------------
       GERMANY 0.7%
(a)    Jenoptik AG ...............................   Electronic Equipment, Instruments & Components       977,110      4,604,212
                                                                                                                    ------------
       HONG KONG 5.5%
       Asia Satellite Telecommunications Holdings
          Ltd. ...................................       Diversified Telecommunication Services         3,454,500      3,766,106
       Dah Sing Financial Group ..................                  Commercial Banks                    2,804,200      5,535,427
       Fountain Set (Holdings) Ltd. ..............          Textiles, Apparel & Luxury Goods           33,524,000      1,064,000
       Giordano International Ltd. ...............                  Specialty Retail                   21,639,348      4,494,907
       Hopewell Holdings Ltd. ....................        Real Estate Management & Development          2,982,000      7,733,113
       Hung Hing Printing Group Ltd. .............               Containers & Packaging                20,862,508      2,530,143


                     Quarterly Statement of Investments | 3

Templeton Global Smaller Companies Fund

                                                                         INDUSTRY                        SHARES         VALUE
                                                     ----------------------------------------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       HONG KONG (CONTINUED)
(a)    TCL Communication Technology Holdings
          Ltd. ...................................              Communications Equipment              143,878,875   $  1,095,216
       Yue Yuen Industrial Holdings Ltd. .........          Textiles, Apparel & Luxury Goods            4,196,500      7,634,085
                                                                                                                    ------------
                                                                                                                      33,852,997
                                                                                                                    ------------
       ISRAEL 0.4%
(a)    Orbotech Ltd. .............................   Electronic Equipment, Instruments & Components       614,700      2,587,887
                                                                                                                    ------------
       JAPAN 9.2%
       Aiful Corp. ...............................                  Consumer Finance                    1,084,850      2,758,382
       Descente Ltd. .............................          Textiles, Apparel & Luxury Goods            2,333,000     11,253,668
       MEITEC Corp. ..............................               Professional Services                    304,100      6,173,004
       Nichii Gakkan Co. .........................          Health Care Providers & Services              739,200      8,260,601
       Sangetsu Co. Ltd. .........................                 Household Durables                     186,800      4,124,181
       Sohgo Security Services Co. Ltd. ..........           Commercial Services & Supplies             1,337,700     13,997,070
       Takuma Co. Ltd. ...........................                     Machinery                        2,627,000      5,057,738
       USS Co. Ltd. ..............................                  Specialty Retail                       81,030      5,061,725
                                                                                                                    ------------
                                                                                                                      56,686,369
                                                                                                                    ------------
       NETHERLANDS 5.5%
       Draka Holding NV ..........................                Electrical Equipment                    235,136      2,180,118
       Imtech NV .................................             Construction & Engineering                 577,230      8,790,346
       OPG Groep NV ..............................          Health Care Providers & Services              838,560      9,660,049
       SBM Offshore NV ...........................            Energy Equipment & Services                 379,423      5,884,062
       USG People NV .............................               Professional Services                    699,400      7,674,980
                                                                                                                    ------------
                                                                                                                      34,189,555
                                                                                                                    ------------
       NORWAY 0.4%
       Tomra Systems ASA .........................                     Machinery                          715,996      2,429,112
                                                                                                                    ------------
       PHILIPPINES 0.0%(b)
(a)    First Gen Corp. ...........................    Independent Power Producers & Energy Traders        610,000        146,425
                                                                                                                    ------------
       SINGAPORE 0.9%
       Huan Hsin Holdings Ltd. ...................   Electronic Equipment, Instruments & Components     6,101,000      1,269,950
(a)    Osim International Ltd. ...................                  Specialty Retail                    7,850,200        389,060
       Venture Corp. Ltd. ........................   Electronic Equipment, Instruments & Components     1,322,000      3,599,181
                                                                                                                    ------------
                                                                                                                       5,258,191
                                                                                                                    ------------
       SOUTH KOREA 6.1%
       Bank of Pusan .............................                  Commercial Banks                    1,793,670      7,387,136
       Daeduck Electronics Co. Ltd. ..............   Electronic Equipment, Instruments & Components     1,221,875      2,661,675
       Daegu Bank Co. Ltd. .......................                  Commercial Banks                    1,249,460      5,911,332
       Halla Climate Control Corp. ...............                  Auto Components                     1,104,000      6,117,468
       INTOPS Co. Ltd. ...........................   Electronic Equipment, Instruments & Components       223,678      2,063,197
       People & Telecommunication Inc. ...........              Communications Equipment                  612,718      1,720,532
       Sindo Ricoh Co. ...........................                 Office Electronics                     110,350      4,356,909
       Youngone Corp. ............................          Textiles, Apparel & Luxury Goods            1,990,740      7,195,936
                                                                                                                    ------------
                                                                                                                      37,414,185
                                                                                                                    ------------
       SPAIN 0.6%
       Sol Melia SA ..............................           Hotels, Restaurants & Leisure                659,311      4,011,102
                                                                                                                    ------------


                     4 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

                                                                         INDUSTRY                        SHARES         VALUE
                                                     ----------------------------------------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       SWEDEN 0.6%
(c)    D. Carnegie & Co. AB ......................                  Capital Markets                     2,352,546   $         --
       Niscayah Group AB .........................           Commercial Services & Supplies             3,472,830      3,432,710
                                                                                                                    ------------
                                                                                                                       3,432,710
                                                                                                                    ------------
       SWITZERLAND 2.1%
       Verwaltungs- und Privat-Bank AG ...........                  Capital Markets                        75,518      9,880,743
       Vontobel Holding AG .......................                  Capital Markets                       160,170      3,246,422
                                                                                                                    ------------
                                                                                                                      13,127,165
                                                                                                                    ------------
       TAIWAN 9.5%
       AcBel Polytech Inc. .......................                Electrical Equipment                 13,333,086      5,045,709
       D-Link Corp. ..............................              Communications Equipment               11,616,430      6,751,101
       Giant Manufacturing Co. Ltd. ..............            Leisure Equipment & Products              3,866,100      9,579,614
       Pihsiang Machinery Manufacturing Co.
          Ltd. ...................................          Health Care Equipment & Supplies            8,528,000     11,807,803
       Simplo Technology Co. Ltd. ................              Computers & Peripherals                 2,602,996      6,043,298
(a)    Ta Chong Bank Ltd. ........................                  Commercial Banks                   52,393,000      8,670,534
       Taiwan Fu Hsing ...........................                 Building Products                    9,336,180      3,336,854
       Test-Rite International Co. Ltd. ..........                    Distributors                     16,626,237      6,991,059
                                                                                                                    ------------
                                                                                                                      58,225,972
                                                                                                                    ------------
       THAILAND 4.2%
       Bank of Ayudhya Public Co. Ltd., NVDR .....                  Commercial Banks                   18,625,300      5,014,706
       Glow Energy Public Co. Ltd., fgn ..........    Independent Power Producers & Energy Traders     16,956,900      9,752,488
       Total Access Communication Public Co.
          Ltd., fgn ..............................        Wireless Telecommunication Services          12,815,000     10,892,750
                                                                                                                    ------------
                                                                                                                      25,659,944
                                                                                                                    ------------
       UNITED KINGDOM 7.4%
       Bodycote PLC ..............................                     Machinery                        4,450,330      7,105,667
       Burberry Group PLC ........................          Textiles, Apparel & Luxury Goods              804,310      2,543,664
       Fiberweb PLC ..............................                 Personal Products                    6,160,581      2,536,121
       Future PLC ................................                       Media                         11,231,610      2,419,884
       GAME Group PLC ............................                  Specialty Retail                    3,113,050      7,509,623
       Henderson Group PLC .......................                  Capital Markets                     8,461,802      7,162,260
       New Star Asset Management Group Ltd. ......                  Capital Markets                     7,488,090      1,613,332
       Yell Group PLC ............................                       Media                          7,191,240      6,584,840
       Yule Catto & Co. PLC ......................                     Chemicals                        6,523,350      7,855,603
                                                                                                                    ------------
                                                                                                                      45,330,994
                                                                                                                    ------------
       UNITED STATES 22.3%
(a)    BearingPoint Inc. .........................                    IT Services                       3,015,260        126,641
(a)    Chico's FAS Inc. ..........................                  Specialty Retail                    2,322,130      5,921,431
(a)    Corinthian Colleges Inc. ..................           Diversified Consumer Services              1,108,260     17,820,821
(a)    Domtar Corp. ..............................              Paper & Forest Products                    90,000        125,243
(a)    Hibbett Sports Inc. .......................                  Specialty Retail                    1,098,970     15,649,333
(a)    JAKKS Pacific Inc. ........................            Leisure Equipment & Products                370,600      6,633,740
       K-Swiss Inc., A ...........................          Textiles, Apparel & Luxury Goods              891,120     11,228,112
(a, d) Leapfrog Enterprises Inc. .................            Leisure Equipment & Products              2,971,610     12,896,787
       Legg Mason Inc. ...........................                  Capital Markets                       263,070      4,740,521
(a)    LifePoint Hospitals Inc. ..................          Health Care Providers & Services              357,000      7,161,420
(a)    Pier 1 Imports Inc. .......................                  Specialty Retail                    3,257,950      2,899,575


                     Quarterly Statement of Investments | 5

Templeton Global Smaller Companies Fund

                                                                         INDUSTRY                        SHARES        VALUE
                                                     ----------------------------------------------   -----------   -----------
       COMMON STOCKS (CONTINUED)
       UNITED STATES (CONTINUED)
       PNM Resources Inc. ........................                  Multi-Utilities                     1,287,730   $ 13,456,778
(a)    RC2 Corp. .................................            Leisure Equipment & Products                292,400      3,108,212
       Scholastic Corp. ..........................                       Media                            363,740      5,554,310
       Sealy Corp. ...............................                 Household Durables                   1,751,580      5,272,256
(a)    Select Comfort Corp. ......................                  Specialty Retail                    1,305,830        470,099
       Tempur-Pedic International Inc. ...........                 Household Durables                   1,753,710     12,258,433
(a)    VASCO Data Security International Inc. ....                      Software                          275,340      2,874,550
(a, d) West Marine Inc. ..........................                  Specialty Retail                    1,991,430      9,001,264
                                                                                                                    ------------
                                                                                                                     137,199,526
                                                                                                                    ------------
       TOTAL COMMON STOCKS
          (COST $1,185,984,832) ..................                                                                   606,478,193
       OTHER ASSETS, LESS LIABILITIES 1.5% .......                                                                     9,265,482
                                                                                                                    ------------
       NET ASSETS 100.0% .........................                                                                  $615,743,675
                                                                                                                    ============

See Abbreviations on page 9.

(a)  Non-income producing for the twelve months ended November 30, 2008.

(b)  Rounds to less than 0.1% of net assets.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2008, the value of this security was $0.

(d)  See Note 4 regarding holdings of 5% voting securities.

See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 7

Templeton Global Smaller Companies Fund

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $1,185,984,832
                                                ==============
Unrealized appreciation .....................   $   35,770,839
Unrealized depreciation .....................     (615,277,478)
                                                --------------
Net unrealized appreciation (depreciation) ..   $ (579,506,639)
                                                ==============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended November 30, 2008, were as shown below.

                                                           NUMBER OF SHARES                            NUMBER OF SHARES
                                                          HELD AT BEGINNING     GROSS       GROSS         HELD AT END
NAME OF ISSUER                                                OF PERIOD       ADDITIONS   REDUCTIONS       OF PERIOD
--------------                                            -----------------   ---------   ----------   ----------------
NON-CONTROLLED AFFILIATES
Leapfrog Enterprises Inc. .............................       2,971,610           --          --           2,971,610
West Marine Inc. ......................................       1,991,430           --          --           1,991,430
   TOTAL AFFILIATED SECURITIES (3.56% of Net Assets) ..

                                                            VALUE AT                  REALIZED
                                                             END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                                               PERIOD       INCOME     GAIN (LOSS)
--------------                                            -----------   ----------   -----------
NON-CONTROLLED AFFILIATES
Leapfrog Enterprises Inc. .............................   $12,896,787       $--          $--
West Marine Inc. ......................................     9,001,264        --           --
                                                          -----------       ---          ---
   TOTAL AFFILIATED SECURITIES (3.56% of Net Assets) ..   $21,898,051       $--          $--
                                                          ===========       ===          ===

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                     8 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At November 30, 2008, $606,478,193 of the Fund's investments in securities carried at fair value were in Level 1 inputs.

6. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

SELECTED PORTFOLIO

NVDR - Non-Voting Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/JENNIFER J. BOLT
  -------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  -------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

By /s/LAURA F. FERGERSON
  --------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009